Income Taxes	9 Months Ended
Sep. 30, 2016
Income Taxes
5. Income Taxes

Income taxes recognized during the three and nine months ended September 30, 2016 comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Provision for income taxes before restructuring and other items	$10,979	$9,196	$31,669	$29,534
Tax impact of restructuring and other items	(509)	-	(1,020)	-

Provision for income taxes after restructuring and other items	$10,470	$9,196	$30,649	$29,534

As at September 30, 2016 the Company maintains a $34.1 million liability (December 31, 2015: $31.4 million) for unrecognized tax benefit, which is comprised of $30.4 million (December 31, 2015: $28.1 million) related to items generating unrecognized tax benefits and $3.7 million (December 31, 2015: $3.3 million) for interest and related penalties to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to examination by the major tax jurisdictions where the Company does business are 2011 through 2015 tax years. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.